COMMON SHARE CAPITAL - Dividends on common shares (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Feb. 12, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
COMMON SHARE CAPITAL
Dividend declared and paid, per share	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Dividend declared and paid, Total amount paid		$ 36.9	$ 36.9	$ 36.8	$ 36.9	$ 36.8	$ 36.8	$ 36.9	$ 36.8	$ 147.5	$ 147.3
Dividend declared and unpaid		$ 0.0				$ 0.0				$ 0.0	$ 0.0